Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

Note 12

Income Taxes

In AbbVie’s historical financial statements prior to the separation, income tax expense and deferred tax balances were calculated on a separate tax return basis although AbbVie’s operations had historically been included in the tax returns filed by the respective Abbott entities of which the AbbVie business was a part.  Subsequent to the separation, AbbVie will file tax returns on its own behalf and its income tax expense and deferred income tax balances have been recorded in accordance with AbbVie’s stand-alone income tax positions.  AbbVie and Abbott entered into a tax sharing agreement effective on the date of separation.  For tax contingencies prior to the separation, Abbott will indemnify and hold AbbVie harmless if the tax positions are settled for amounts in excess of recorded liabilities, and AbbVie will not benefit if prior tax positions are resolved more favorably than recorded amounts.

The effective income tax rate was 21.9 percent and 12.2 percent in the first quarters of 2013 and 2012, respectively.  The effective tax rates in both periods were less than the statutory federal income tax rate of 35 percent principally due to the benefit of lower statutory tax rates and tax exemptions in certain foreign jurisdictions.

The increase in the effective tax rate in the first quarter of 2013 over the prior year was principally due to income tax expense relating to certain 2013 earnings outside the United States that are not deemed indefinitely reinvested.  AbbVie will continue to evaluate whether to indefinitely reinvest certain future earnings in foreign jurisdictions as it analyzes its future global liquidity and financial structure.

Note 11  Income Taxes

Earnings Before Income Taxes

years ended December 31 (in millions)	2012	2011	2010

Domestic	$625	$626	$(191)
Foreign	5,100	3,042	5,027

Total earnings before income taxes	$5,725	$3,668	$4,836

Income Taxes

years ended December 31 (in millions)	2012	2011	2010

Current
Domestic	$94	$177	$987
Foreign	252	390	408

Total current taxes	$346	$567	$1,395

Deferred
Domestic	$89	$(198)	$(624)
Foreign	15	(134)	(113)

Total deferred taxes	104	(332)	(737)

Total income taxes	$450	$235	$658

Effective Tax Rate Reconciliation

years ended December 31 (in millions)	2012	2011	2010

Statutory tax rate	35.0%	35.0%	35.0%
Benefit of lower tax rates and tax exemptions, primarily in Puerto Rico	(23.5)	(25.4)	(22.5)
Resolution of certain tax positions pertaining to prior years	(3.4)	(11.2)	—
Effect of non-deductible litigation loss accrual	0.6	12.9	—
Puerto Rico excise tax credit	(1.2)	(3.2)	—
State taxes, net of federal benefit	0.1	0.3	0.2
All other, net	0.3	(2.0)	0.9

Effective tax rate	7.9%	6.4%	13.6%

Income taxes in 2012 and 2011 included the recognition of tax benefits totaling approximately $195 million and $410 million, respectively, as a result of favorable resolutions of various tax positions pertaining to prior years. Income taxes in 2011 also reflected the non-deductibility of a litigation reserve. Excluding these discrete items, the effective tax rates were less than the statutory U.S. federal income tax rate of 35 percent principally due to the benefit of lower statutory tax rates and tax exemptions in Puerto Rico and other foreign taxing jurisdictions, which reduced the tax rates by 23.5, 25.4 and 22.5 percentage points in 2012, 2011 and 2010, respectively.

In 2010, Puerto Rico enacted legislation that assesses an excise tax beginning in 2011 on certain products manufactured in Puerto Rico. The tax is levied on gross inventory purchases from entities in Puerto Rico and is included in cost of products sold in the combined statements of earnings. The majority of the tax is creditable for U.S. income tax purposes. In 2012 and 2011, the excise tax totaled approximately $180 million and $105 million, respectively.

At December 31, 2012, U.S. income taxes have not been provided on approximately $19.4 billion of undistributed foreign earnings as these earnings have been indefinitely reinvested for continued use in foreign operations. It is not practicable to determine the amount of deferred income taxes not provided on these earnings.

Deferred Tax Assets and Liabilities

as of December 31 (in millions)	2012	2011

Deferred tax assets
Compensation and employee benefits	$295	$290
Trade receivable reserves	412	371
Inventory reserves	42	49
Deferred intercompany profit	777	592
State income taxes	106	125
Other	1,039	1,196

Total deferred tax assets	$2,671	$2,623

Deferred tax liabilities
Depreciation	—	(20)
Other, primarily the excess of book basis over tax basis of intangible assets	(857)	(983)

Total deferred tax liabilities	(857)	(1,003)

Net deferred tax asset	$1,814	$1,620

Unrecognized Tax Benefits

years ended December 31 (in millions)	2012	2011	2010

January 1	$1,039	$1,645	$1,319
Increase due to current year tax positions	370	294	346
Increase due to prior year tax positions	1	149	110
Decrease due to current year tax positions	—	(15)	—
Decrease due to prior year tax positions	(220)	(604)	(48)
Settlements	(50)	(430)	(82)

December 31	$1,140	$1,039	$1,645

AbbVie and Abbott entered into a tax sharing agreement effective on the date of separation. For tax contingencies prior to the separation, Abbott will indemnify and hold AbbVie harmless if the tax positions are settled for amounts in excess of recorded liabilities, and AbbVie will not benefit if prior tax positions are resolved more favorably than recorded amounts. As a result, no liability for uncertain tax positions was recorded in the combined financial statements as of December 31, 2012, 2011 and 2010.